CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,283	$ 4,735
Trade receivables (net of allowance for doubtful accounts of $173 and $214 at December 31, 2021 and December 31, 2020, respectively)	7,021	9,062
Inventories	4,893	3,704
Other accounts receivable and prepaid expenses	1,384	1,319
Total current assets	22,581	18,820
LONG-TERM ASSETS:
Severance pay fund	66	64
Restricted deposit	226	62
Long-term tax receivables	1,013
Deferred tax asset, net	2,550
Operating lease right-of-use assets	8,979	8,948
Total other assets	12,834	9,074
Property and equipment, net	7,368	7,263
Total long-term assets	20,202	16,337
Total assets	42,783	35,157
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt	708	676
Trade payables	4,044	4,452
Other accounts payable and accrued expenses	3,577	3,831
Short-term operating lease liabilities	931	742
Total current liabilities	9,260	9,701
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	3,921	1,495
Accrued severance pay	344	338
Deferred tax liabilities, net		84
Long-term operating lease liabilities	8,186	8,272
Total long-term liabilities	12,451	10,189
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value - Authorized: 10,000,000 shares at December 31, 2021 and December 31, 2020; Issued and outstanding: 5,840,357 shares at December 31, 2021 and December 31, 2020	5,296	5,296
Additional paid-in capital	22,846	22,846
Foreign currency translation adjustments	3,716	3,153
Capital reserves	1,287	1,084
Accumulated deficit	(12,073)	(17,112)
Total shareholders' equity	21,072	15,267
Total liabilities and shareholders' equity	$ 42,783	$ 35,157